Notes payable - Securities Purchase Agreement (Details) - USD ($)	Dec. 31, 2015	Dec. 02, 2015
Notes payable - Securities Purchase Agreement
Company entered into a Securities Purchase Agreement (the "SPA") for two $114,400 Convertible Notes with an accredited investor for an aggregate principal amount		$ 228,800
Annual interest rate of convertible notes under Securities Purchase Agreement		9.00%
Each note contains an original issuance discount ("OID")		$ 10,400
Each note contains legal and due diligence costs		12,000
Net proceeds to be received by the Company on each note		$ 92,000
The conversion price is equal to the lowest trading price of the Company's common stock as reported on the QTCQB for the ten prior trading days		55.00%
Company agreed to reserve an initial number of shares of Common Stock for conversions under the Note		5,033,000
The fair value of the embedded conversion features as a derivative liability determined using the Black-Scholes option pricing model		$ 224,068
A one day derivative loss recognized on the note		132.068
The OID interest recorded as a discount to the note		10,400
Loan costs recorded as a discount to the note		$ 12,000
Discount amortization of the note during the period	$ 1,382
Loan discount balance at the end of the period	113,018
The note balance at the end of the period	114,400
Accrued interest of the note at the end of the period	$ 874
Note amended on Jan.26. 2016 - may be redeemed 180 days after effective date - Prepayment is percentage of face amount outstanding and accrued interest	1.40%